Document and Entity Information	3 Months Ended
Nov. 30, 2018
Document And Entity Information
Entity Registrant Name	GRIDIRON BIONUTRIENTS, INC.
Entity Central Index Key	0001629205
Document Type	S-1
Document Period End Date	Nov. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2018
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false